Transactions With Related Parties (Details) - USD ($)	1 Months Ended	12 Months Ended			25 Months Ended
	Dec. 31, 2014	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	May. 31, 2016
Related Party Transaction [Line Items]
Management fees		$ 14,166,000	$ 14,600,000	$ 14,640,000
General and administrative expenses		1,296,000	866,000	947,000
Balance due to related party current	$ 736,000	736,000	472,000
Balance due from related party current	0	0	35,756,000
Navios Holdings
Related Party Transaction [Line Items]
Balance due to related party current	736,000	736,000	472,000
Balance due from related party current	0	0	0
Navios Acquisition
Related Party Transaction [Line Items]
Balance due from related party current	0	0	35,756,000
Management agreement with the Manager | VLCC
Related Party Transaction [Line Items]
Daily fee	$ 9,500
Initial management agreement with the Manager | VLCC
Related Party Transaction [Line Items]
Daily fee					$ 9,500
Adjustment of daily rate expense					5.00%
Administrative agreement with the Manager
Related Party Transaction [Line Items]
General and administrative expenses		$ 800,000	$ 526,000	$ 526,000